(LOSS) PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Earnings Per Share [Abstract]
Schedule Of Potentially Dilutive Securities Included In Diluted Earnings Per Share Computation
Potentially dilutive securities excluded from the computation of basic and diluted (loss) per share as of December 31, 2016 and 2015 are as follows:

	2016	2015
Warrants	16,863,242	14,472,471
Stock options	3,480,000	3,500,000
Convertible subordinated notes	2,900,000	3,200,000
Convertible preferred stock	3,867,028	166,667
Total	27,110,270	21,339,138

Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share as of March 31, 2016 and 2015 are as follows:

	2016	2015
Warrants	21,732,272	8,728,526
Stock options	3,480,000	1,960,000
Convertible subordinated notes	3,200,000	6,800,000
Convertible preferred stock	1,000,000	0
Total	29,412,272	17,488,526